Taxation - Summary of Significant Components of Deferred Tax Assets (Details - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Accruals for payroll and other costs	$ 446	$ 121
Allowance for loan losses	25	28
Net operating loss carry forwards	17,585	13,429
Deferred revenue and other temporary difference	343	303
Subtotal	18,399	13,881
Less: valuation allowance	$ (18,399)	(13,567)	$ (8,030)	$ (3,055)
Total deferred tax assets, net		314
Deferred tax liabilities:
Fair value changes of investments held for trading		(314)
Total deferred tax liabilities		$ (314)